LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Maturity of Lease Liabilities
2021	$ 14,643
2022	8,285
2023	6,963
2024	6,202
2025	1,202
After 2025	2,696
Total lease payments	$ 39,991